DERIVATIVES AND HEDGING INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING INSTRUMENTS

9. DERIVATIVES AND HEDGING INSTRUMENTS

Derivatives and hedging activities consist of:

		Assets (Liabilities) at Fair Value
In millions	Balance Sheet Location	As of September 30, 2014	As of December 31, 2013
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets	$0.1	$—
Currency forward contracts (1)	Accrued liabilities	$(1.3)	$(3.1)

(1)	Currency forward contracts are recorded on the condensed consolidated balance sheet at fair value using Level 1 inputs.

		Losses (Gains)		(Gains) Losses
		Three Months Ended September 30,		Nine Months Ended September 30,
In millions	Statement of Operations Location	2014	2013	2014	2013
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$4.3	$(3.8)	$(0.2)	$6.6

We utilize currency forward contracts to mitigate financial market risks of fluctuations in foreign currency exchange rates. We do not use derivative financial instruments for speculative or trading purposes. We generally hedge transactional currency risks with currency forward contracts. Gains and losses on these foreign currency exposures are generally offset by corresponding losses and gains on the related hedging instruments, reducing the net exposure to SunEdison Semiconductor. A substantial portion of our revenue and capital spending is transacted in the U.S. dollar. However, we do enter into transactions in other currencies, primarily the Euro, the Japanese Yen, and certain other Asian currencies. We have established transaction-based hedging programs to protect against reductions in the value and volatility of future cash flows caused by changes in foreign exchange rates. Our hedging programs reduce, but do not always eliminate, the impact of foreign currency exchange rate movements. We may have outstanding contracts with several major financial institutions for these hedging transactions at any point in time. Our maximum counterparty credit risk with these institutions is limited to any gain on our outstanding contracts. These currency forward contracts had net notional amounts of $122.8 million and $222.5 million, as of September 30, 2014 and December 31, 2013, respectively, and are accounted for as economic hedges, for which hedge accounting was not applied.

10. DERIVATIVES AND HEDGING INSTRUMENTS

SunEdison Semiconductor’s derivatives and hedging activities consist of:

			Assets (Liabilities) Fair Value
In millions	Balance Sheet Location		As of December 31, 2013	As of December 31, 2012
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets		$—	$0.3
Currency forward contracts (1)	Accrued liabilities		$(3.1)	$(6.4)
(1) Currency forward contracts are recorded on the combined balance sheet at fair value using Level 1 inputs.
		Losses
		Year Ended December 31,
In millions	Statement of Operations Location	2013	2012	2011
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$14.3	$5.2	$0.2

To mitigate financial market risks of fluctuations in foreign currency exchange rates, we utilize currency forward contracts. We do not use derivative financial instruments for speculative or trading purposes. We generally hedge transactional currency risks with currency forward contracts. Gains and losses on these foreign currency exposures are generally offset by corresponding losses and gains on the related hedging instruments, reducing the net exposure to SunEdison Semiconductor. A substantial portion of our revenue and capital spending is transacted in the U.S. dollar. However, we do enter into transactions in other currencies, primarily the Euro, the Japanese Yen and certain other Asian currencies. To protect against reductions in value and volatility of future cash flows caused by changes in foreign exchange rates, we have established transaction-based hedging programs. Our hedging programs reduce, but do not always eliminate, the impact of foreign currency exchange rate movements. At any point in time, we may have outstanding contracts with several major financial institutions for these hedging transactions. Our maximum credit risk loss with these institutions is limited to any gain on our outstanding contracts. As of December 31, 2013 and 2012, these currency forward contracts had net notional amounts of $222.5 million and $169.3 million, respectively, and are accounted for as economic hedges, for which hedge accounting was not applied.